RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Services Provided by Related Parties

During the years ended October 31, 2023 and 2022, the Company did not receive any service from related party.

During the year ended October 31, 2021, the Company’s related parties provided selling and marketing services to the Company. The Company recognized related party selling and marketing expenses of $1,129 for the year ended October 31, 2021, which has been included in selling and marketing on the accompanying consolidated statements of operations and comprehensive loss.

Office Space from Related Party

In the year ended October 31, 2023, the Company did not lease any office space from related party.

In the years ended October 31, 2022 and 2021, the Company leases office space from WDZG Consulting, which owns 100% of TRX ZJ. For the years ended October 31, 2022 and 2021, rent expense related to office leases from WDZG Consulting amounted approximately $4,000 and $20,000, respectively, which have been included in general and administrative - other on the accompanying consolidated statements of operations and comprehensive loss.

Borrowings from Related Parties and Interest Expense

In fiscal year 2023, the Company borrowed $9,535 from related parties for working capital needs and repaid $9,818 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2022, the Company borrowed $225,171 from related parties for working capital needs and repaid $225,171 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2021, the Company borrowed $2,013,818 from related parties for working capital needs and repaid $2,272,145 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

NOTE 10 – RELATED PARTY TRANSACTIONS (continued)

Due from Related Party

At October 31, 2023 and 2022, due from related party consisted of the following:

Name of related party	October 31, 2023	October 31, 2022
Wei Chen (*)	$—	$1,369
	$—	$1,369

(*) Wei Chen is the Company’s manager.

The balance of due from such related party was short-term in nature, unsecured, repayable on demand, and bears no interest. Management believes that the related party receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related party at October 31, 2022. The Company historically has not experienced an uncollectible receivable from the related party.

Due to Related Parties

At October 31, 2023 and 2022, due to related parties consisted of the following:

Name of related party	October 31, 2023	October 31, 2022
WDZG Consulting	$—	$9,449
Fan Shen (1)	—	578
Xiangchun Ruan (1)	—	10,955
Baohai Xu (1)	321,385	105,500
Kui Che (1)	—	48
Zhe Wang (2)	120,985	—
Sheng Xu (3)	110,362	—
Mufang Gao (4)	310,771	—
Feng’e Feng (5)	186,571	—
Mingxiu Luan (6)	123,436	—
	$1,173,510	$126,530

(1)Fan Shen, Xiangchun Ruan, Baohai Xu and Kui Che are the Company’s mangers.

(2)Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.

(3)Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang.

(4)Mufang Gao is Zhe Wang’s mother.

(5)Feng’e Feng is Sheng Xu’s mother.

(6)Mingxiu Luan is the Company’s chief financial officer.

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.